Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Cash flows from operating activities:
Net (loss) income	$ (413,421)	$ 36,002
Adjustments for:
Depreciation expense	19,502	37,247
Loss from disposal of furniture and equipment		10,419
Deferred taxes	(7,964)	47,284
Changes in:
Accounts receivable	(27,941)	(7,340)
Other receivables	(190,068)	(18,987)
Prepaid expenses and other current assets	16,305	(39,734)
Other payables and accruals	(121,240)	(1,640)
Deferred revenue	(79,937)	126,396
Net cash (used in) provided by operating activities	(804,764)	189,647
Cash flows from investing activities:
Additions to leasehold improvements and equipment	(1,047)	(151,290)
Proceeds from sale of furniture and equipment		9,161
Net cash used in investing activities	(1,047)	(142,129)
Cash flows from financing activities:
Proceeds from advances from related parties	60,627	251,924
Repayment of advances to related parties	(170,593)	(107,809)
Net cash (used in) provided by financing activities	(109,966)	144,115
Effect of exchange rate changes on cash and cash equivalents	(13,299)	(2,707)
Net (decrease) increase in cash and cash equivalents	(929,076)	188,926
Cash and cash equivalents at the beginning of period	1,165,793	189,210
Cash and cash equivalents at the end of period	236,717	378,136
Supplemental disclosure of non-cash investing and financing activities:
Right-of-use assets obtained in exchange for operating lease obligations	$ 97,352	$ 485,282